SUBSEQUENT EVENTS - Additional Information (Details) - ARS ($) $ / shares in Units, $ in Thousands	May 14, 2025	Apr. 29, 2025	Jul. 24, 2024	Jun. 28, 2024	May 23, 2024	May 14, 2024	May 22, 2025	Apr. 30, 2024
Disclosure of Events After Reporting Period [line items]
Dividends paid, ordinary shares			$ 152,806,783	$ 146,118,828	$ 140,261,066	$ 65,000,000
Merger Authorization
Disclosure of Events After Reporting Period [line items]
Merger authorization deadline							180 days
Ordinary And Extraordinary Shareholders' Meeting
Disclosure of Events After Reporting Period [line items]
Dividend per share (in pesos per share)								$ 44.08
Ordinary And Extraordinary Shareholders' Meeting | Shareholders Meeting
Disclosure of Events After Reporting Period [line items]
Dividends paid, ordinary shares	$ 88,000,000
Dividend per share (in pesos per share)	$ 54.79
Grupo Financiero Galicia S.A. | Ordinary And Extraordinary Shareholders' Meeting | Shareholders Meeting
Disclosure of Events After Reporting Period [line items]
Dividends paid, ordinary shares		$ 88,000,000
Eventual dividend distribution classified as expense		300,000,000
Grupo Financiero Galicia S.A. | Ordinary And Extraordinary Shareholders' Meeting | Shareholders Meeting | Legal Reserve
Disclosure of Events After Reporting Period [line items]
Reserves creation		87,864,778
Grupo Financiero Galicia S.A. | Ordinary And Extraordinary Shareholders' Meeting | Shareholders Meeting | Others Reserves
Disclosure of Events After Reporting Period [line items]
Reserves creation		$ 1,581,430,787